Summary of Significant Accounting Policies (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Tax benefits more likely to be recognized, percentage	50.00%
Warrant [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Warrants and convertible loans were excluded from computation	5,747,127	13,297,916	5,409,746
Treasury Stock, Common [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Warrants and convertible loans were excluded from computation	3,242,887		1,474,853